RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 1,357	$ 1,053	$ 2,496	$ 2,403
Non-executive directors’ fees	676	129	916	255
Key management personnel compensation	$ 2,033	$ 1,182	$ 3,412	$ 2,658